Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Investment in partnership	$ 585,889	$ 488,786
Deferred rent	196,597	136,502
Property and Equipment	159,589	71,353
Accrued expenses	8,288	11,527
Stock-based compensation	9,511	8,107
Deferred financing obligation	2,080	2,546
Unrealized (gain) loss on foreign exchange	9,663	3,634
Net operating loss	3,055,131	2,033,703
Capital Loss	25,770	40,677
Finite-lived intangibles	1,782,602	1,259,586
Interest	21,482	6,989
Lease Liability	2,489,762	2,636,664
Other	16,500	14,515
Total deferred tax assets	8,362,864	6,714,589
Valuation allowance	(5,775,391)	(4,057,892)
Total net deferred tax assets	2,587,473	2,656,697
Deferred tax liabilities:
Deferred Rent	(931)	(755)
Accrued Expenses	(5,612)	(2,206)
Unrealized (Gain)/Loss on foreign exchange	(1,774)	(7,655)
Property and equipment	(49,630)	(10,969)
Finite-lived intangibles	(288)	(264)
Right-of-Use Asset	(2,477,219)	(2,630,343)
Other	(50,746)	(3,128)
Total deferred tax liabilities	(2,586,200)	(2,655,320)
Net deferred tax asset	1,273	1,377
Deferred income tax assets, net	$ 1,273	$ 1,377	$ 1,200